Related parties - Other transactions (Details 5) - The Klein Group LLC (MK&C) [Member] - Subsequent Event [Member] $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Related party disclosures
Payments to Acquire Businesses, Gross	$ 175
Business Combination, Consideration Transferred, Liabilities Incurred	100
Net Present Value of Transaction	210
Advisory fees	$ 10